Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Disclosure Valuation And Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

KINDRED HEALTHCARE, INC.

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

(In thousands)

		Additions
	Balance at beginning of period	Charged to costs and expenses	Other		Acquisitions	Deductions or payments	Balance at end of period
Allowance for loss on accounts receivable:
Year ended December 31, 2012	$29,746	$23,692	$–		$–	$(29,479)	$23,959
Year ended December 31, 2013	23,959	44,640	–		–	(27,574)	41,025
Year ended December 31, 2014	41,025	41,803	–		–	(29,973)	52,855
Allowance for deferred taxes:
Year ended December 31, 2012	$38,631	$–	$7,352	(a)	$3,031	$(37)	$48,977
Year ended December 31, 2013	48,977	–	379	(a)	872	(485)	49,743
Year ended December 31, 2014	49,743	–	1,226	(a)	–	–	50,969

(a)

The Company identified deferred income tax assets for state income tax NOLs of $68.8 million, $56.7 million and $52.7 million at December 31, 2014, December 31, 2013 and December 31, 2012, respectively, and a corresponding deferred income tax valuation allowance of $50.9 million, $49.5 million and $48.4 million at December 31, 2014, December 31, 2013 and December 31, 2012, respectively, after determining that a portion of these state net deferred income tax assets were not realizable. The Company identified deferred income tax assets for federal income tax NOLs of $51.4 million and $25.5 million at December 31, 2014 and December 31, 2013, respectively, with no deferred income tax valuation allowance at December 31, 2014 and a corresponding deferred income tax valuation allowance of $0.2 million at December 31, 2013 after determining that a portion of these federal net deferred income tax assets were not realizable.